Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill

Note 8 Goodwill

The changes in the carrying amount of goodwill were as follows:

	Consumer	SMB	Total
Net balance as of January 1, 2014	$67,874	$16,969	$84,843
Acquired through business combinations(1)	149,852	12,925	162,777
Effects of foreign currency exchange rate changes	(822)	(1,429)	(2,251)

Net balance as of December 31, 2014	$216,904	$28,465	$245,369

Acquired through business combinations(1)	53,809	570	54,378
Effects of foreign currency exchange rate changes	(366)	(1,947)	(2,313)
Other			—

Net balance as of December 31, 2015	$270,347	$27,088	$297,434

(1)	Includes measurement period adjustment of $4,798. See Note 3 for acquisitions completed in financial years ended December 31, 2014 and 2015.

There were no accumulated goodwill impairment losses as of December 31, 2014 and 2015.